Inventory	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventory	5 Inventory
	As of December 31,
	2024	2025	2025
	S$	S$	US$

Finished goods	793,470	816,874	635,255
SIMPPLE LTD. AND ITS SUBSIDIARIES NOTES TO CONSOLIDATED FINANCIAL STATEMENTS